Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade And Other Receivables
Trade and other receivables

12. Trade and other receivables

	2023	2022
	US$	US$
Trade receivables
- Non-related parties	461,497	389,648
	461,497	389,648
Non-trade receivables
- Advance payment to suppliers	329,597	337,488
- Deposits	46,035	59,857
- Goods and services tax recoverable	184	2,294
- Prepayments	195,209	25,841
	571,025	425,480

	1,032,522	815,128

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022

12. Trade and other receivables (continued)

Receivables that are past due but not impaired

The Group had trade receivables amounting to US$59,757 (2022: US$26,485) that were past due at the reporting date but were not impaired. These receivables were unsecured and the analysis of their aging based on their trade date at the reporting date is as follows:

	2023	2022
	US$	US$
Less than 30 days	44,543	22,473
30 to 90 days	15,214	1,895
More than 90 days	-	2,117
	59,757	26,485

The trade receivables and contract assets are subject to the expected credit loss model under the financial reporting standard on financial instruments. At all reporting dates the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. Details of impairment of trade and other receivables are set out in Note 23(b)(ii).

As of December 31, 2023, the Group has made allowance for expected credit loss amounting to US$47,691 (2022 : US$46,768).